Accrued Warranty - Schedule of Warranty Accrual Included in Accrued Expenses (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Product Warranties Disclosures [Abstract]
Balance at beginning of period, Accrued warranty	$ 204	$ 234	$ 50
Increase in warranty accrual		19	709
Change in liability for pre-existing warranties		4	(28)
Claims satisfied	(9)	(53)	(497)
Balance at ending of period, Accrued warranty	$ 195	$ 204	$ 234